LOANS RECEIVABLE, NET - Summary of the allowance for credit losses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Balance at beginning of the year	¥ (27,700)
Current year credit losses	(27,735)	¥ (27,498)
Current year write off	9,087
Disposal of a subsidiary	18,236
Foreign currency exchange	857	(202)
Balance at end of the year	¥ (27,255)	¥ (27,700)